SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	59-0193820
Plan number	002
Notes Receivable from Participants	$ 1,762,552
Assets held for investment	$ 178,268,970
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants, Interest rates	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants, Interest rates	8.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 167,639,195
Investment, Identifier [Axis]: Collective trust | Midwest Institutional Trust Services | OneAmerica Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,619,377
Investment, Identifier [Axis]: Company common stock | Seacoast Banking Corporation of Florida
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,247,846
Investment, Identifier [Axis]: Mutual funds | Allspring Funds | Allspring Emerging Markets Equity Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	775,575
Investment, Identifier [Axis]: Mutual funds | American Century | American Century Inflation-Adjusted
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	647,705
Investment, Identifier [Axis]: Mutual funds | Baird Funds | Baird Core Plus Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,104,421
Investment, Identifier [Axis]: Mutual funds | Dodge & Cox | Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	939,828
Investment, Identifier [Axis]: Mutual funds | Dodge & Cox | Dodge & Cox Stock Fund X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,929,027
Investment, Identifier [Axis]: Mutual funds | Federated Kaufman | Federated Hermes Government Obligations Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,507,470
Investment, Identifier [Axis]: Mutual funds | Federated Kaufman | Federated Kaufmann Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	798,042
Investment, Identifier [Axis]: Mutual funds | Fidelity Funds | Fidelity Large Cap Growth Index Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,443,901
Investment, Identifier [Axis]: Mutual funds | Fidelity Funds | Fidelity U.S. Sustainability Index Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	482,446
Investment, Identifier [Axis]: Mutual funds | First American Funds | First American Government Obligations Fund CL Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	153,117
Investment, Identifier [Axis]: Mutual funds | Goldman Sachs | Goldman Sachs International Equity Insights
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	908,598
Investment, Identifier [Axis]: Mutual funds | Janus Funds | Janus Henderson Enterprise Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,257,892
Investment, Identifier [Axis]: Mutual funds | Macquarie Funds | Macquarie Small Cap Value Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,264,030
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | T Rowe Price Growth Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,801,312
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,308,650
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard LifeStrategy 20/80 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	490,518
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard LifeStrategy 40/60 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	212,926
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard LifeStrategy 60/40 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,300,436
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard LifeStrategy 80/20 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,573,086
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Mid Cap Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,763,117
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Mid Cap Value Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,429,405
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,307,919
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,558,136
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,158,749
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,493,765
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,554,823
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,392,025
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,187,081
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,356,677
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,261,458
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,339,918
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,363,260
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	504,852
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	775,860
Investment, Identifier [Axis]: Mutual funds | Vanguard Funds | Vanguard Total International Stock Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,293,170